Inventories Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Inventory [Line Items]
Books and other goods	$ 708	$ 632
Paper and other raw materials	102	70
Less: inventory provisions for slow-moving and obsolescence	(112)	(44)
Inventories, total	$ 698	$ 658